DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS

NOTE 6—DEPOSITS

	2012	2011
Non-interest bearing DDA	$38,813	$36,324
NOW	76,198	75,524
Money market	43,380	41,907
Regular savings	65,066	55,026
Certificates and time deposits, $100,000 and over	39,206	38,201
Other certificates and time deposits	54,541	54,119

Total deposits	$317,204	$301,101

At December 31, 2012, scheduled maturities of certificates of deposit are as follows:

2013	$57,589
2014	16,322
2015	8,017
2016	4,228
2017	7,591

$93,747

Deposits from related parties, as defined in Note 4, held by the Company at December 31, 2012 and 2011 totaled $2,569,115 and $2,575,700, respectively.